LEASES - Payables (Details)	Jun. 30, 2019 USD ($) contract	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
LEASES
Leases payable	$ 848,817	$ 734,292	$ 1,145,682
HP Financial Services
LEASES
Number of leasing contracts | contract	7
Leases payable	$ 605,024
Banco Macro
LEASES
Number of leasing contracts | contract	10
Leases payable	$ 86,460
Banco Supervielle
LEASES
Number of leasing contracts | contract	4
Leases payable	$ 116,126
Banco Galicia
LEASES
Number of leasing contracts | contract	1
Leases payable	$ 41,208